CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue from affiliates	$ 1,100	$ 1,086
Programming and other direct costs from affiliates	4,176	1,947
Other operating expenses from affiliates	33,140	18,854
Interest expense to related parties and affiliates	90,405	112,712
Loss on extinguishment of debt and write-off of deferred financing costs (including $513,723 related to affiliates and related parties in 2017) (See Note 14)	$ 513,723	$ 0